Debt - Narrative (Q2) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 26, 2020	Mar. 23, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) mortgage_asset $ / shares shares	Mar. 31, 2020 shares	Jun. 30, 2021 USD ($) mortgage_asset $ / shares shares	Dec. 31, 2020 USD ($) mortgage_asset $ / shares shares	Dec. 31, 2019 USD ($) mortgage_asset $ / shares shares	Dec. 31, 2018 shares	Oct. 15, 2019 USD ($)
Line of Credit Facility [Line Items]
Interest expense							$ 5,433	$ 11,632	$ 16,616
Outstanding balance					$ 37,100		$ 37,100	$ 31,400
Preferred stock, shares issued (in shares) | shares					0		0	0	0
Preferred stock, par value per share (in dollars per share) | $ / shares					$ 0.01		$ 0.01	$ 0.01	$ 0.01
Issuance of Preferred stock (in shares) | shares					504	650,034			4,601,904	7,533,834
Preferred Stock
Line of Credit Facility [Line Items]
Preferred stock, par value per share (in dollars per share) | $ / shares	$ 0.001
Liquidation preference (in dollars per share) | $ / shares	$ 1,000
Issuance of Preferred stock (in shares) | shares	54,250,000
Mortgages | October 2019 Mortgage Note Payable
Line of Credit Facility [Line Items]
Interest expense					$ 300		$ 600	$ 1,100
Debt instrument, face amount											$ 29,200
Stated interest rate					3.85%		3.85%	3.85%
Secured debt | BSPRT 2021-FL6
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 645,800
Secured debt | BSPRT 2021-FL6 | Subsidiaries
Line of Credit Facility [Line Items]
Debt instrument, face amount	72,600
Secured debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2018-FL3
Line of Credit Facility [Line Items]
Collateral (mortgage asset) | mortgage_asset					23		23	27	41
Collateral amount					$ 380,200		$ 380,200	$ 417,900	$ 523,200
Secured debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2018-FL4
Line of Credit Facility [Line Items]
Collateral (mortgage asset) | mortgage_asset					46		46	59	49
Collateral amount					$ 671,000		$ 671,000	$ 852,100	$ 867,900
Secured debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2019-FL5
Line of Credit Facility [Line Items]
Collateral (mortgage asset) | mortgage_asset					56		56	54	48
Collateral amount					$ 742,600		$ 742,600	$ 799,800	$ 809,400
Secured debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2021-FL6
Line of Credit Facility [Line Items]
Collateral (mortgage asset) | mortgage_asset					46		46
Collateral amount					$ 670,300		$ 670,300
Secured debt | U.S. Bank National Association | BSPRT 2021-FL6, BSPRT 2018-FL3, BSPRT 2018-FL4 and BSPRT 2019-FL5
Line of Credit Facility [Line Items]
Collateral amount					311,200		311,200	256,900
Secured debt | Third Party Investors | BSPRT 2021-FL6
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 573,100
Sterling National Bank
Line of Credit Facility [Line Items]
Amount of interest in loan transferred			$ 15,200
Interest expense					200		400	500
Security benefit life insurance company | Unsecured debt
Line of Credit Facility [Line Items]
Interest expense					$ 400		$ 900	$ 200
Debt instrument, face amount				$ 100,000
LIBOR | Security benefit life insurance company | Unsecured debt
Line of Credit Facility [Line Items]
Interest Rate		4.50%		4.50%
Minimum
Line of Credit Facility [Line Items]
Advance rate of mortgage loan (percent)							65.00%	65.00%
Master repurchase agreements maturity (days)							30 days	30 days
Maximum
Line of Credit Facility [Line Items]
Advance rate of mortgage loan (percent)							80.00%	80.00%
Master repurchase agreements maturity (days)							90 days	90 days